Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended				0 Months Ended				0 Months Ended
	Sep. 30, 2014	Nov. 30, 2013 Warrants Series B preferred stock	Dec. 31, 2011 Warrants Series B preferred stock	Sep. 30, 2014 Warrants Common stock Maximum	Feb. 05, 2014 Initial public offering	Mar. 06, 2014 Over allotment option exercised by underwriters	Feb. 28, 2014 Subsequent event Warrants Series B preferred stock	Feb. 28, 2014 Subsequent event Warrants Common stock Maximum	Feb. 05, 2014 Subsequent event Initial public offering	Mar. 06, 2014 Subsequent event Over allotment option exercised by underwriters
Subsequent events
Shares of common stock sold					9,250,000	270,449			9,250,000	270,449
Initial public offering price (in dollars per share)					$ 7.00	$ 7.00			$ 7.00	$ 7.00
Aggregate gross proceeds from shares sold					$ 64.8	$ 1.9			$ 64.8	$ 1.9
Shares of common stock issued upon conversion of outstanding convertible preferred stock and net exercise of a portion of warrants	15,728,286								15,649,686
Number of shares called upon exercise of warrants (in shares)		550,000	125,000	20,161			125,000	20,161